UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Report to Stockholders.

CCM Global Equity ETF Ticker: CCMG Listed on: NYSE Arca, Inc.	May 31, 2024 Semi-Annual Shareholder Report www.ccm-etf.com

This semi-annual shareholder report contains important information about the CCM Global Equity ETF (the “Fund”) for the period of January 17, 2024 to May 31, 2024 (the “Period”). You can find additional information about the Fund at www.ccm-etf.com. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$7	0.19%

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Growth of $10,000
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
1/17/2024
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
CCM Global Equity ETF - NAV ($10,951)
CCM Global Equity ETF - Market ($10,947)
MSCI ACWI All Cap Index ($11,081)

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Global equity markets were broadly higher for the Period. The MSCI ACWI All Cap Index, which represents a diversified allocation to global equities, delivered a return of 10.81%. During the Period, U.S. stocks performed best, led by strong gains from large growth-oriented companies such as NVIDIA.
As a diversified global equity fund, which provides investors exposure to large-, mid-, and small-cap stocks both domestically and internationally, the Fund benefited from the favorable return environment. During this Period, the Fund produced a return of 9.51%.
The orientation of the Fund to profitable companies selling at attractive valuations led to underperformance for the Fund relative to the MSCI ACWI All Cap Index, as investor appetite to pay higher prices for growth company stocks increased. The strong performance of growth stocks during the period pushed the price-to-free cash flow (“P/FCF”) for the MSCI ACWI All Cap Index up from 26.3 at the end of January, to 28.0 at the end of May. In contrast, the P/FCF ratio for the Fund has declined from 18.8 to 17.0 during the period.

AVERAGE CUMULATIVE RETURNS
Since Inception (1/17/2024)
CCM Global Equity ETF - NAV	9.51%
CCM Global Equity ETF - Market	9.47%
MSCI ACWI All Cap Index	10.81%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Visit www.ccm-etf.com for more recent performance information.

Semi-Annual Shareholder Report: May 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

CCM Global Equity ETF Ticker: CCMG Listed on: NYSE Arca, Inc.	May 31, 2024 Semi-Annual Shareholder Report www.ccm-etf.com

KEY FUND STATISTICS (as of Period End)
Net Assets	$871,689,998	Advisory Fees	$1,049,937
# of Portfolio Holdings	214	Fees Waived and/or Expenses Reimbursed	$(464,297)
Portfolio Turnover Rate*	55%	Net Advisory Fees Paid	$585,640
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of Net Assets)
U.S. Equity ETFs and U.S. Common Stocks	59.1%
Developed Markets Equity ETFs	27.1%
Emerging Markets Equity ETFs	9.9%
Real Estate Equity ETFs	3.6%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets (1)	(0.1)%
Total	100.0%
(1) Cash, cash equivalents and liabilities in excess of other assets.

ASSET WEIGHTING (as a % of Net Assets)

Material Fund Changes
Effective July 18, 2024, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.33% of the Fund’s average daily net assets. For more complete information, you may review the Fund’s prospectus at www.ccm-etf.com. You may request a copy of the Fund’s prospectus by calling (215) 882-9983.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.ccm-etf.com. Information about the Fund’s proxy voting records is available by calling (215) 882-9983.

Semi-Annual Shareholder Report: May 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

The accompanying notes are an integral part of these financial statements.

1

Item 6. Investments.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 50.6%	Shares	Value
Avantis Emerging Markets Value ETF	701,454	$34,427,362
Avantis International Small Cap Value ETF(a)	653,808	44,635,472
Avantis Real Estate ETF	557,282	23,026,892
Avantis U.S. Small Cap Value ETF	942,036	87,656,450
Dimensional International High Profitability ETF(a)	568,438	15,353,510
iShares Core MSCI International Developed Markets ETF	870,266	59,360,844
iShares MSCI EAFE Value ETF	130,347	7,334,626
iShares MSCI International Quality Factor ETF	677,916	27,089,523
Pacer Developed Markets International Cash Cows 100 ETF(a)	361,782	11,906,246
SPDR Portfolio Developed World ex-US ETF	302,495	10,977,544
Vanguard FTSE Developed Markets ETF	1,177,742	59,735,074
Vanguard FTSE Emerging Markets ETF	1,200,109	51,700,696
Vanguard Real Estate ETF	95,497	7,949,170
TOTAL EXCHANGE TRADED FUNDS (Cost $395,513,106)		441,153,409

COMMON STOCKS - 49.1%
Advertising - 0.2%
Interpublic Group of Cos., Inc.	23,387	733,650
Omnicom Group, Inc.	13,097	1,217,497
		1,951,147

Aerospace & Defense - 2.1%
L3Harris Technologies, Inc.	11,059	2,486,395
Lockheed Martin Corp.	11,128	5,233,943
Northrop Grumman Corp.	7,622	3,435,769
RTX Corp.	54,839	5,912,193
Textron, Inc.	11,272	987,540
		18,055,840

Agricultural & Farm Machinery - 0.0%(b)
AGCO Corp.	3,805	408,391

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	9,021	1,090,639
United Parcel Service, Inc. - Class B	43,052	5,981,214
		7,071,853

Apparel Retail - 0.3%
Ross Stores, Inc.	16,956	2,369,771

The accompanying notes are an integral part of these financial statements.

2

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Apparel, Accessories & Luxury Goods - 0.3%
Capri Holdings Ltd.(c)	14,241	$492,027
Carter's, Inc.	1,668	114,091
Columbia Sportswear Co.	3,936	337,000
PVH Corp.	2,798	335,788
Ralph Lauren Corp.	2,109	394,130
Tapestry, Inc.	15,573	677,270
		2,350,306

Application Software - 0.0%(b)
Dropbox, Inc. - Class A(c)	14,638	329,794

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc.	12,924	460,870
Gentex Corp.	14,519	508,165
Lear Corp.	3,436	430,702
		1,399,737

Automotive Retail - 0.9%
AutoNation, Inc.(c)	3,024	514,836
AutoZone, Inc.(c)	1,049	2,905,667
Murphy USA, Inc.	1,217	533,959
O'Reilly Automotive, Inc.(c)	3,485	3,356,961
Penske Automotive Group, Inc.	1,887	287,013
		7,598,436

Biotechnology - 2.1%
AbbVie, Inc.	42,224	6,808,198
Amgen, Inc.	19,520	5,970,192
Gilead Sciences, Inc.	83,480	5,365,259
		18,143,649

Broadcasting - 0.2%
Fox Corp. - Class A	16,867	580,731
Fox Corp. - Class B	16,126	515,064
Nexstar Media Group, Inc. - Class A	2,064	341,984
		1,437,779

Broadline Retail - 0.3%
eBay, Inc.	36,630	1,986,078
Kohl's Corp.	5,043	112,913
Macy's, Inc.	16,408	319,628
		2,418,619

The accompanying notes are an integral part of these financial statements.

3

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Building Products - 1.0%
A O Smith Corp.	6,966	$582,636
Allegion PLC	4,453	542,465
Builders FirstSource, Inc.(c)	7,566	1,216,537
Carlisle Cos., Inc.	2,553	1,067,894
Fortune Brands Innovations, Inc.	7,349	514,871
Johnson Controls International PLC	36,423	2,619,178
Masco Corp.	14,495	1,013,491
Owens Corning	5,246	949,893
		8,506,965

Cable & Satellite - 0.8%
Comcast Corp. - Class A	146,074	5,847,342
Liberty Media Corp.-Liberty SiriusXM(c)	19,757	447,694
Liberty Media Corp.-Liberty SiriusXM(c)	6,139	139,539
Sirius XM Holdings, Inc.(a)	99,483	280,542
		6,715,117

Cargo Ground Transportation - 0.0%(b)
Landstar System, Inc.	2,143	390,090

Casinos & Gaming - 0.0%(b)
Boyd Gaming Corp.	3,953	210,774

Commodity Chemicals - 0.5%
Dow, Inc.	44,239	2,549,494
LyondellBasell Industries NV - Class A	17,581	1,747,903
Olin Corp.	8,186	440,079
		4,737,476

Communications Equipment - 0.8%
Cisco Systems, Inc.	127,218	5,915,637
Juniper Networks, Inc.	17,514	624,724
		6,540,361

Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	13,336	1,131,160

Construction & Engineering - 0.1%
AECOM	7,077	618,105

Construction Machinery & Heavy Transportation Equipment - 1.0%
Allison Transmission Holdings, Inc.	6,050	458,651
Caterpillar, Inc.	16,999	5,754,501
Cummins, Inc.	8,226	2,317,511
		8,530,663

The accompanying notes are an integral part of these financial statements.

4

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Construction Materials - 0.1%
Eagle Materials, Inc.	1,981	$460,365

Consumer Staples Merchandise Retail - 0.5%
Target Corp.	29,919	4,672,151

Copper - 0.0%(b)
Southern Copper Corp.	28	3,373

Distributors - 0.2%
Genuine Parts Co.	7,474	1,077,303
LKQ Corp.	16,008	688,824
		1,766,127

Diversified Chemicals - 0.1%
Chemours Co.	5,686	141,126
Huntsman Corp.	16,282	403,794
		544,920

Education Services - 0.1%
Grand Canyon Education, Inc.(c)	3,980	566,991

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	1,815	471,192
Emerson Electric Co.	31,318	3,512,627
		3,983,819

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings, Inc.	12,699	1,012,491
Corteva, Inc.	35,444	1,982,738
Scotts Miracle-Gro Co.	1,774	123,630
		3,118,859

Food Distributors - 0.2%
Sysco Corp.	26,245	1,911,161

Food Retail - 0.1%
Albertsons Cos., Inc. - Class A	25,653	529,478

Footwear - 0.1%
Crocs, Inc.(c)	3,418	531,978

Forest Products - 0.0%(b)
Louisiana-Pacific Corp.	4,147	380,197

The accompanying notes are an integral part of these financial statements.

5

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Gold - 0.3%
Newmont Corp.	66,320	$2,781,461

Health Care Distributors - 0.7%
Cardinal Health, Inc.	16,829	1,670,615
McKesson Corp.	7,900	4,499,761
		6,170,376

Health Care Equipment - 0.7%
Medtronic PLC	76,299	6,208,450

Health Care Facilities - 0.5%
HCA Healthcare, Inc.	12,033	4,088,212
Universal Health Services, Inc. - Class B	3,613	685,747
		4,773,959

Health Care Services - 1.0%
Cigna Group	18,461	6,362,030
DaVita, Inc.(c)	3,492	513,743
Labcorp Holdings, Inc.	5,137	1,001,252
Quest Diagnostics, Inc.	7,407	1,051,572
		8,928,597

Home Furnishings - 0.1%
Mohawk Industries, Inc.(c)	3,035	370,057
Tempur Sealy International, Inc.	9,199	472,461
		842,518

Home Improvement Retail - 1.4%
Home Depot, Inc.	21,559	7,219,462
Lowe's Cos., Inc.	23,651	5,233,730
		12,453,192

Homebuilding - 0.6%
Lennar Corp. - Class A	12,592	2,019,127
Lennar Corp. - Class B	702	102,675
NVR, Inc.(c)	170	1,305,724
PulteGroup, Inc.	12,337	1,447,377
Toll Brothers, Inc.	6,083	739,936
		5,614,839

Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	3,467	1,016,594

The accompanying notes are an integral part of these financial statements.

6

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings, Inc.	1,509	$5,698,512
Choice Hotels International, Inc.(a)	1,081	122,358
Travel + Leisure Co.	7,461	327,836
Wyndham Hotels & Resorts, Inc.	4,231	299,386
		6,448,092

Household Appliances - 0.0%(b)
Whirlpool Corp.	3,519	327,373

Household Products - 1.8%
Clorox Co.	7,333	964,729
Colgate-Palmolive Co.	44,179	4,106,880
Kimberly-Clark Corp.	19,949	2,659,202
Procter & Gamble Co.	47,461	7,809,233
		15,540,044
Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	22,412	5,489,147
ManpowerGroup, Inc.	6,018	449,063
Paychex, Inc.	16,831	2,022,413
Robert Half, Inc.	7,946	510,372
		8,470,995

Industrial Conglomerates - 1.1%
3M Co.	37,222	3,727,411
Honeywell International, Inc.	29,214	5,906,779
		9,634,190

Industrial Machinery & Supplies & Components - 0.6%
Illinois Tool Works, Inc.	17,118	4,155,395
Snap-on, Inc.	2,950	804,937
		4,960,332

Integrated Oil & Gas - 2.0%
Chevron Corp.	41,759	6,777,485
Exxon Mobil Corp.	89,603	10,506,848
		17,284,333

Integrated Telecommunication Services - 1.3%
AT&T, Inc.	316,088	5,759,123
Verizon Communications, Inc.	143,525	5,906,054
		11,665,177

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	14,113	1,875,335

The accompanying notes are an integral part of these financial statements.

7

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.2%
GoDaddy, Inc. - Class A(c)	7,292	$1,018,182
VeriSign, Inc.(c)	5,560	969,219
		1,987,401

IT Consulting & Other Services - 1.0%
Amdocs Ltd.	8,775	693,225
Cognizant Technology Solutions Corp. - Class A	33,386	2,208,484
DXC Technology Co.(c)	13,619	211,775
International Business Machines Corp.	33,719	5,626,015
		8,739,499

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	2,276	429,527

Leisure Products - 0.1%
Brunswick Corp.	4,483	369,982
Polaris, Inc.	3,299	275,796
		645,778

Life Sciences Tools & Services - 0.1%
Waters Corp.(c)	2,931	905,386

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	4,444	159,451

Oil & Gas Exploration & Production - 2.1%
APA Corp.	20,235	617,775
Chesapeake Energy Corp.	7,982	725,803
ConocoPhillips	44,509	5,184,408
Coterra Energy, Inc.	49,909	1,423,405
Devon Energy Corp.	43,104	2,115,544
Diamondback Energy, Inc.	9,715	1,935,811
EOG Resources, Inc.	36,010	4,485,045
Marathon Oil Corp.	40,112	1,161,644
Ovintiv, Inc.	16,461	850,540
		18,499,975

Oil & Gas Refining & Marketing - 1.5%
HF Sinclair Corp.	9,414	519,935
Marathon Petroleum Corp.	26,272	4,639,898
Phillips 66	27,509	3,909,304
Valero Energy Corp.	23,733	3,729,404
		12,798,541

The accompanying notes are an integral part of these financial statements.

8

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.6%
Antero Midstream Corp.	21,289	$311,884
Kinder Morgan, Inc.	119,205	2,323,305
Williams Cos., Inc.	66,048	2,741,653
		5,376,842

Other Specialty Retail - 0.3%
Bath & Body Works, Inc.	14,977	777,905
Dick's Sporting Goods, Inc.	3,473	790,594
Ulta Beauty, Inc.(c)	3,057	1,207,790
		2,776,289

Packaged Foods & Meats - 1.4%
Campbell Soup Co.	10,214	453,297
Conagra Brands, Inc.	26,015	777,328
Flowers Foods, Inc.	17,284	401,334
General Mills, Inc.	33,422	2,297,763
Kellanova	14,818	894,118
Kraft Heinz Co.	47,120	1,666,634
Mondelez International, Inc. - Class A	76,201	5,222,055
Tyson Foods, Inc. - Class A	15,523	888,692
		12,601,221

Paper & Plastic Packaging Products & Materials - 0.4%
Amcor PLC	89,400	909,198
International Paper Co.	22,243	1,002,937
Packaging Corp. of America	5,436	997,451
Sonoco Products Co.	4,997	306,666
		3,216,252

Pharmaceuticals - 0.9%
Johnson & Johnson	50,841	7,456,849

Rail Transportation - 1.4%
CSX Corp.	122,459	4,132,991
Norfolk Southern Corp.	12,110	2,722,328
Union Pacific Corp.	23,281	5,420,283
		12,275,602

Research & Consulting Services - 0.0%(b)
Science Applications International Corp.	3,117	419,704

Restaurants - 0.8%
Darden Restaurants, Inc.	6,714	1,009,718
McDonald's Corp.	22,363	5,789,557
The accompanying notes are an integral part of these financial statements.

9

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Restaurants - 0.8% (Continued)
Wendy's Co.	16,944	$295,673
		7,094,948

Semiconductor Materials & Equipment - 0.9%
Lam Research Corp.	6,805	6,345,254
Teradyne, Inc.	8,372	1,179,950
		7,525,204

Semiconductors - 0.9%
Analog Devices, Inc.	25,550	5,991,220
Qorvo, Inc.(c)	7,118	700,340
Skyworks Solutions, Inc.	11,758	1,089,496
		7,781,056

Soft Drinks & Non-alcoholic Beverages - 0.8%
Coca-Cola Co.	104,067	6,548,936

Specialized Consumer Services - 0.1%
H&R Block, Inc.	9,544	473,764
Service Corp. International	8,707	623,944
		1,097,708

Specialty Chemicals - 0.3%
Celanese Corp.	5,447	828,162
Eastman Chemical Co.	7,424	752,274
Element Solutions, Inc.	11,687	280,839
NewMarket Corp.	589	315,156
		2,176,431

Steel - 0.6%
Cleveland-Cliffs, Inc.(c)	24,887	430,047
Nucor Corp.	16,235	2,741,280
Reliance, Inc.	3,272	984,152
Steel Dynamics, Inc.	9,883	1,323,037
		5,478,516

Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	5,911	478,850
Teradata Corp.(c)	12,376	403,581
		882,431

Technology Distributors - 0.1%
Arrow Electronics, Inc.(c)	3,625	475,999

The accompanying notes are an integral part of these financial statements.

10

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 49.1% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	143,493	$27,586,529
Hewlett Packard Enterprise Co.	79,398	1,401,375
HP, Inc.	59,811	2,183,101
NetApp, Inc.	12,576	1,514,528
		32,685,533

Tobacco - 1.3%
Altria Group, Inc.	124,059	5,737,729
Philip Morris International, Inc.	58,204	5,900,721
		11,638,450

Trading Companies & Distributors - 0.3%
Ferguson PLC	10,990	2,261,083
MSC Industrial Direct Co., Inc. - Class A	3,088	265,259
		2,526,342
Transaction & Payment Processing Services - 1.1%
Corpay, Inc.(c)	4,133	1,106,280
Euronet Worldwide, Inc.(c)	4,590	535,102
Fidelity National Information Services, Inc.	32,738	2,484,160
Global Payments, Inc.	15,597	1,588,555
PayPal Holdings, Inc.(c)	57,465	3,619,720
		9,333,817
TOTAL COMMON STOCKS (Cost $404,520,708)		427,914,997

SHORT-TERM INVESTMENTS - 0.4%
Investments Purchased with Proceeds from Securities Lending - 0.2%
First American Government Obligations Fund- Class X, 5.24%(d)	1,391,886	1,391,886

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.24%(d)	1,929,420	1,929,420
TOTAL SHORT-TERM INVESTMENTS (Cost $3,321,306)		3,321,306

TOTAL INVESTMENTS - 100.1% (Cost $803,355,120)		$872,389,712
Liabilities in Excess of Other Assets - (0.1)%		(699,714)
TOTAL NET ASSETS - 100.0%		$871,689,998
Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $1,343,927 which represented 0.2% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

12

CCM GLOBAL EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (See Note 2)[1]	$872,389,712
Dividends and interest receivable	862,054
Securities lending income receivable (See Note 5)	1,908
Total assets	873,253,674

Liabilities:
Accrued investment advisory fees (See Note 4)	171,790
Due to securities lending agent (See Note 5)	1,391,886
Total liabilities	1,563,676
Net Assets	$871,689,998

Net Assets Consist of:
Paid-in capital	$501,743,292
Total distributable earnings (accumulated deficit)	369,946,706
Net Assets:	$871,689,998

Calculation of Net Asset Value Per Share:
Net Assets	$871,689,998
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	31,920,000
Net Asset Value per Share	$27.31

Cost of Investments in Securities	$803,355,120

[1] Includes loaned securities with a value of	$1,343,927

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2024 (Unaudited)(1)

Investment Income:
Dividend income	$3,799,241
Interest income	59,633
Securities lending income, net (See Note 5)	9,816
Total investment income	3,868,690

Expenses:
Investment advisory fees (See Note 4)	1,049,937
Less: Reimbursement of expenses from Advisor (See Note 4)	(464,297)
Net expenses	585,640

Net Investment Income (Loss)	3,283,050

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	299,784,836
299,784,836
Net change in unrealized appreciation (depreciation) on:
Investments	69,034,592
69,034,592
Net realized and unrealized gain (loss) on investments:	368,819,428
Net Increase (Decrease) in Net Assets Resulting from Operations	$372,102,478

(1) The Fund commenced operations on January 17, 2024.

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended May 31, 2024(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,283,050
Net realized gain (loss) on investments	299,784,836
Net change in unrealized appreciation (depreciation) on investments	69,034,592
Net increase (decrease) in net assets resulting from operations	372,102,478

Distributions to Shareholders:
Distributable earnings	(2,155,772)
Total distributions to shareholders	(2,155,772)

Capital Share Transactions:
Proceeds from shares sold	1,207,711,226
Payments for shares redeemed	(705,967,934)
Net increase (decrease) in net assets derived from net change in capital share transactions	501,743,292
Net Increase (Decrease) in Net Assets	871,689,998

Net Assets:
Beginning of period	—
End of period	$871,689,998

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	58,370,000
Shares repurchased	(26,450,000)
Shares outstanding, end of period	31,920,000

(1) The Fund commenced operations on January 17, 2024.
The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)(7)	Gross Expenses(3)(7)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period January 17, 2024(6) to May 31, 2024	$25.00	0.10	2.28	2.38	(0.07)	(0.07)	$27.31	9.51%	$871,690	0.19%	0.34%	1.06%	55%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) For periods of less than one year portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.
(7) Net and gross expenses do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

CCM Global Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on January 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

As part of the Fund’s commencement of operations on January 17, 2024, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $767,314,164 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of January 17, 2024, was $469,609,909, resulting in net unrealized appreciation on investments of $297,704,255 as of that date. As a result of the in-kind contribution, the Fund issued 30,690,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of May 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$441,153,409	$—	$—	$441,153,409
Common Stocks	427,914,997	—	—	427,914,997
Investments Purchased with Proceeds from Securities Lending	1,391,886	—	—	1,391,886
Money Market Funds	1,929,420	—	—	1,929,420
Total Investments in Securities	$872,389,712	$—	$—	$872,389,712

Refer to the Schedule of Investments for additional information.

During the fiscal period ended May 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended May 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended May 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended May 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Small- and Mid- Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. As a result, a company’s share price may be affected by poorly executed trades, even if the underlying business of the company is unchanged. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small- and mid-capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Currency Risk. Because the Fund’s NAV, and the NAVs of the other ETFs in which the Fund may invest, are determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Allocation Risk. The Fund’s performance and risks depend in part on the Sub-Adviser’s skill in selecting and weighting the Fund’s investments. The Sub-Adviser’s evaluations and assumptions regarding the Fund’s exposure to equity securities and/or ETFs, domestic and/or international markets, may differ from actual market conditions.

Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action like the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986 (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and investments that previously exhibited high momentum may not experience continued highest relative momentum.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.34% of the Fund’s average daily net assets. The Fee Waiver Agreement will remain in place until January 31, 2026 unless terminated sooner by the Trustees.

CCM Investment Group, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible to select the Fund’s investments in accordance with the Fund’s investment objectives, policies and restrictions.

At a Board meeting held on September 15, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.34% to the Adviser monthly based on average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund

Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33.3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

As of the end of the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities on Loan
$1,343,927	$1,391,886	0.2%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net") for the fiscal period was $9,816.

Due to the absence of a master netting agreement related to the Fund's participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended May 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$648,868,180	$377,990,692

For the fiscal period ended May 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$465,962,586	$706,198,249

For the fiscal period ended May 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$8,086,026	$295,318,310

There were no purchases or sales of U.S. Government securities during the fiscal period.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended May 31, 2024, was as follows:

Ordinary Income
$2,155,772

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other transactions that occurred during the period subsequent to May 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the below:

Effective July 18, 2024, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.33% of the Fund’s average daily net assets.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 15, 2023 to consider the approval of the Advisory Agreement between the Trust, on behalf of the CCM Global Equity ETF (CCMG), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and CCM Investment Group, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
1.Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to CCMG (a “New Fund”). In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the New Fund, and arranging service providers for the New Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Fund, executing all New Fund transactions, monitoring compliance with the New Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and CCMG Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and CCMG Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the CCMG Sub-Adviser. The Board also considered that the CCMG Sub-Adviser will be responsible for selecting the New Fund’s investments.
2.Performance. Performance information was not available for CCMG as it had not yet commenced operations. However, the Board reviewed the performance of separately managed accounts that follow a strategy similar to the New Fund’s strategy. It was noted that the CCMG Sub-Adviser’s portfolio management team had demonstrated a consistent track record following the New Fund’s investment strategy. The Board found that the non-fund track record demonstrated the CCMG Sub-Adviser’s ability to manage assets in accordance with the New Fund’s strategy.
3.Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and CCMG Sub-Adviser, respectively. With respect to the advisory fees and expense ratios for the New Fund, the

Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds with similar investment strategies. The Board noted that there were several comparable funds available for comparison, finding that the fees charged by the New Fund are within a reasonable range as compared to the peers. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Adviser also presented independent peer analyses for both active and passive funds. The Adviser noted that the New Fund had an expense ratio that was in line with the average expense ratio for its ETF peers but lower than the average for its mutual fund peers. As it relates to the management fee, the New Fund’s management fee was in line with the average management fee charged by its ETF peers and lower than the average fee charged by its mutual fund peers. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees between the Adviser and the CCMG Sub-Adviser.
The Board considered, among other information, the data provided in the independent third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).
The Board considered the independent third-party peer group analyses that included comparison of the New Fund anticipated expense ratio against funds that were both exchanged-traded funds and mutual funds. The New Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
CCMG	3rd Lowest Quartile	2nd Lowest Quartile	3rd Lowest Quartile	Lowest Quartile	3rd Lowest Quartile	2nd Lowest Quartile
The Board was agreeable to the fee levels.
4.Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the CCMG Sub-Adviser in connection with providing their respective services to the New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the New Fund and estimated data regarding the proposed sub-advisory fee. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by the New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1 (if any), brokerage expenses, acquired fund fees and expenses, taxes (including tax-related service), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Board also considered the Adviser’s contractual fee waiver agreement with the Fund to waive its management fee to the extent necessary to offset acquired fund fees and expenses. The Board also considered the respective financial obligations of the Adviser and the CCMG Sub-Adviser, as the sponsor of the New Fund. They also considered the New Fund’s projected asset totals over the first two years of operations, noting that the Adviser and CCMG Sub-Adviser are projected to make a reasonable profit for serving CCMG.
5.Other Benefits. The Board further considered the extent to which the Adviser or CCMG Sub-Adviser might derive ancillary benefits from the New Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the New Fund.
6.Economies of Scale. The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but noted that the Adviser and CCMG Sub-Adviser indicated that they would consider adding breakpoints to their fee structures in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	8/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	8/2/2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer, Comptroller, and Principal Financial Officer

Date:	8/2/2024